Expense Example	Oct. 31, 2026 USD ($)
WBI Fundamental Factors Hedged ETF | WBI Fundamental Factors Hedged ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 173
Expense Example, with Redemption, 3 Years	561
Expense Example, with Redemption, 5 Years	974
Expense Example, with Redemption, 10 Years	2,127
WBI Income Generators Hedged ETF | WBI Income Generators Hedged ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	179
Expense Example, with Redemption, 3 Years	544
Expense Example, with Redemption, 5 Years	933
Expense Example, with Redemption, 10 Years	2,024
WBI Trend Leaders Hedged ETF | WBI Trend Leaders Hedged ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	173
Expense Example, with Redemption, 3 Years	536
Expense Example, with Redemption, 5 Years	923
Expense Example, with Redemption, 10 Years	2,009
WBI Power Factor® High Dividend ETF | WBI Power Factor® High Dividend ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	338
Expense Example, with Redemption, 5 Years	592
Expense Example, with Redemption, 10 Years	1,321
WBI BullBear Trend Switch US 1000 ETF | WBI BullBear Trend Switch US 1000 ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
WBI BullBear Trend Switch US 2000 ETF | WBI BullBear Trend Switch US 2000 ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
WBI BullBear Trend Switch US 1000 Total Return ETF | WBI BullBear Trend Switch US 1000 Total Return ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
WBI BullBear Trend Switch US 2000 Total Return ETF | WBI BullBear Trend Switch US 2000 Total Return ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	$ 218